CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	2,201	785	446
Common stock, shares outstanding	2,201	785	446